Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Available-for-sale securities, at fair value:
Fixed maturities (amortized cost: $82,704 and $77,126)		$ 82,866.0	$ 75,332.0
Short-term investments (amortized cost: $10,005 and $615)		10,005.0	615.0
Total available-for-sale securities		92,871.0	75,947.0
Equity securities, at fair value:
Nonredeemable preferred stocks (cost: $419 and $756)		404.0	728.0
Common equities (cost: $819 and $745)		4,098.0	3,575.0
Total equity securities		4,502.0	4,303.0
Total investments		97,373.0	80,250.0
Cash and cash equivalents		125.0	143.0
Restricted cash and cash equivalents		13.0	11.0
Total cash, cash equivalents, restricted cash, and restricted cash equivalents		138.0	154.0
Accrued investment income		670.0	594.0
Premiums receivable, net of allowance for credit losses of $552 and $460		15,362.0	14,369.0
Reinsurance recoverables		4,083.0	4,765.0
Prepaid reinsurance premiums		197.0	349.0
Deferred acquisition costs		2,044.0	1,961.0
Property and equipment, net of accumulated depreciation of $1,460 and $1,461		783.0	790.0
Net federal deferred income taxes		748.0	954.0
Other assets		1,641.0	1,559.0
Total assets		123,039.0	105,745.0
Liabilities
Unearned premiums		25,219.0	23,858.0
Loss and loss adjustment expense reserves		43,310.0	39,057.0
Dividends payable on common shares		7,972.0	2,695.0
Accounts payable, accrued expenses, and other liabilities		9,318.0	7,651.0
Debt	[1]	6,897.0	6,893.0
Total liabilities		92,716.0	80,154.0
Commitments and Contingencies	[2]
Shareholders' Equity
Common shares, $1.00 par value (authorized 900; issued 798, including treasury shares of 212)		586.0	586.0
Paid-in capital		2,307.0	2,145.0
Retained earnings		27,327.0	24,283.0
Accumulated other comprehensive income (loss):
Net unrealized gains (losses) on fixed-maturity securities		117.0	(1,408.0)
Net unrealized losses on forecasted transactions		(13.0)	(14.0)
Foreign currency translation adjustment		(1.0)	(1.0)
Total accumulated other comprehensive income (loss)		103.0	(1,423.0)
Total shareholders’ equity		30,323.0	25,591.0
Total liabilities and shareholders’ equity		$ 123,039.0	$ 105,745.0

[1]	Consists solely of long-term debt. See Note 4 – Debt for further discussion.
[2]	See Note 1 – Reporting and Accounting Policies, Commitments and Contingencies and Litigation Reserves, and Note 12 – Litigation for further discussion.